EQUITRUST VARIABLE INSURANCE SERIES FUND

Supplement to Statement of Additional Information dated May 1, 2007

In the first table on page 19 under the heading "INVESTMENT ADVISER - Portfolio Manager Information," the information for Charles T. Happel is replaced with the following and is as of December 31, 2007:

			Registered			Other Pooled
			Investment			Investment
			Companies			Vehicles		Other Accounts

			Number		Total	      Number	Total		Number		Total
			Of		Assets	      Of	Assets		Of		Assets
Portfolio Manager	Accounts	($mm)	      Accounts	($mm)		Accounts	($mm)

Douglas G. Higgins	  1		$183	      N/A	N/A		N/A		N/A

In the second table on page 19 under the heading "INVESTMENT ADVISER - Portfolio Manager Information," the information for Charles T. Happel is replaced with the following and is as of December 31, 2007:

			Registered			Other Pooled
			Investment			Investment
			Companies			Vehicles		Other Accounts

			Number		Total	      Number	Total		Number		Total
			Of		Assets	      Of	Assets		Of		Assets
Portfolio Manager	Accounts	($mm)	      Accounts	($mm)		Accounts	($mm)

Douglas G. Higgins	N/A		N/A	       N/A	 N/A		 N/A		N/A

On page 20, under the heading "INVESTMENT ADVISER - Ownership of Securities," the information regarding Mr. Happel is replaced with the following:

As of December 31, 2007, Mr. Higgins did not own any securities issued by any Portfolio of the Fund.

Supplement dated February 11, 2008

Please retain this supplement with your Prospectus for future reference.